Assets Held for Sale and Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Discontinued Operations [Abstract]
Cash From Operating Activities	CAD 448	CAD 435	CAD 778
Cash From (Used in) Investing Activities	2,993	(168)	(243)
Net Cash Flow	CAD 3,441	CAD 267	CAD 535